NOTE 12 INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2020
NOTE 12 INTANGIBLE ASSETS AND GOODWILL
INTANGIBLE ASSETS

12. INTANGIBLE ASSETS AND GOODWILL

A continuity of intangible assets for the years ended December 31, 2020 and 2019 is as follows:

	Patient records	Brands, trademarks, licenses and domain names	Management software	Software	Total
	$	$	$	$	$
Cost
Balance, December 31, 2018	292,093	98,700	51,100	-	441,893
Additions	171,243	184,996	-	-	356,239
Impairment	(73,756)	(20,001)	-	-	(93,757)
Balance, December 31, 2019	389,580	263,695	51,100	-	704,375
Additions	-	-	-	138,855	138,855
Acquisition of Kai Medical	-	245,000	-	-	245,000
Acquisition of LP&A	58,907	-	-	-	58,907
Impairment	(69,724)	(131,996)	-	(138,855)	(340,575)
Balance, December 31, 2020	378,763	376,699	51,100	-	806,562

Accumulated amortization
Balance, December 31, 2018	(220,476)	(98,700)	(51,100)	-	(370,276)
Amortization	(79,459)	-	-	-	(79,459)
Balance, December 31, 2019	(299,935)	(98,700)	(51,100)	-	(449,735)
Amortization	(52,920)	-	-	-	(52,920)
Balance, December 31, 2020	(352,855)	(98,700)	(51,100)	-	(502,655)

Carrying amount
Balance, December 31, 2019	89,645	164,995	-	-	254,640
Balance, December 31, 2020	25,908	277,999	-	-	303,907

During the year ended December 31, 2020, the Company recognized an impairment loss of $340,575 in relation to patient records, brand and software (December 31, 2019 - $93,757).

A continuity of goodwill for the years ended December 31, 2020 and 2019, follows:

Total
$
Balance, December 31, 2018	-
Additions	2,494,615
Impairment	(2,377,397)
Balance, December 31, 2019	117,218
Additions	2,082,146
Impairment	(117,218)
Balance, December 31, 2020	2,082,146

At December 31, 2020, the Company assessed the goodwill recorded through the Sun Valley acquisition for impairment and found that the entire amount was impaired resulting in an impairment loss of $117,218 (December 31, 2019 - $2,377,397). The Company assessed intangible patient records and brand for impairment and found them to be fully impaired resulting in an impairment loss of $340,575 (December 31, 2019 - $93,757). The impairment losses pertaining to the Sun Valley goodwill and intangible assets related to a change in expected future cash flows for the CGU as a result of: 1) changes in the Arizona licensing regulations on June 7, 2019, which now requires certification on a two-year period whereas it was on a one-year basis prior to the change in regulation. The change in licensing regulations is expected to result in increased attrition and lower patient totals in Arizona as compared to that considered at the acquisition date which resulted in an impairment test being conducted on June 7, 2019, and 2) the negative impact of legalization of the passage of the Arizona Marijuana Legalization Initiative on November 3, 2020, which legalized the possession and use of recreational marijuana for adults (age 21 years or older). In addition, the legalization allows people to grow no more than six marijuana plants for personal use in their residence, as long as the plants are within an enclosed area with a lock and beyond public view. This legalization in Arizona has had a material adverse effect on the Company’s operations within the state.

The impairment was determined based on value in use calculation which uses cash flow projections covering a five-year period and a discount rate of 6% per annum. The cash flows beyond the five-year period have been extrapolated using a terminal growth rate of 1.5% per annum. Key assumptions used in the cash flow projection related to attrition of 59%. The new patient attraction rate was estimated to be 68% as of acquisition date and 24% post legalization.

At December 31, 2020, the Company assessed the goodwill recorded through the Kai acquisition for impairment. The Company performed a discounted cash flow analysis to determine Kai’s value in use, which incorporated the following assumptions: (1) discount rate - 17%; (2) income tax rate - 27%; (3) terminal growth rate - 2%; (4) working capital - 8% of sales. The Company noted that the recoverable amount was greater than the carrying value and that no impairment was required as at December 31, 2020.